Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
(a) Credit Facilities	$ 65,000	$ 250,104
(b) Term Bank Loans	1,619,266	1,512,978
Total	1,684,266	1,763,082
Less deferred finance costs, net	(12,181)	(11,213)
Total long-term debt	1,672,085	1,751,869
Less current portion of debt	(260,619)	(228,967)
Add deferred finance costs, current portion	3,370	3,084
Total long-term portion, net of current portion and deferred finance costs	$ 1,414,836	$ 1,525,986